PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
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Notes to Consolidated Portfolio of Investments
Common Stocks - 99.8%
Issuer Shares Value ($)
Consumer Discretionary - 49.5%
Bajaj Auto Ltd. 96,555 3,613,982
Balkrishna Industries Ltd. 76,639 1,280,061
Bata India Ltd. 58,869 1,018,422
Bharat Forge Ltd. 250,640 1,060,105
Bosch Ltd. 8,473 1,281,335
Eicher Motors Ltd. 13,436 3,262,615
Hero MotoCorp Ltd. 125,001 4,216,629
Jubilant Foodworks Ltd. 74,050 1,693,993
Mahindra & Mahindra Ltd. 560,684 3,792,412
Maruti Suzuki India Ltd. 40,970 3,167,991
Motherson Sumi Systems Ltd. 1,186,551 1,487,437
MRF Ltd. 2,624 2,338,007
Page Industries Ltd. 4,097 1,080,610
Rajesh Exports Ltd. 59,109 364,814
Tata Motors Ltd.
(a)
1,896,008 2,467,199
Titan Co. Ltd. 212,523 2,673,575
Whirlpool of India Ltd. 31,063 853,594
Total 35,652,781
Consumer Staples - 50.3%
Avenue Supermarts Ltd.
(a),(b)
117,780 3,614,575
Britannia Industries Ltd. 85,704 4,090,658
Colgate-Palmolive India Ltd. 129,655 2,415,584
Dabur India Ltd. 527,586 3,255,848
Common Stocks (continued)
Issuer Shares Value ($)
Godrej Consumer Products Ltd. 360,914 3,302,079
Hindustan Unilever Ltd. 120,646 3,483,381
ITC Ltd.
(a)
1,453,002 3,745,865
Marico Ltd. 500,679 2,333,513
Nestle India Ltd. 16,074 3,656,270
Procter & Gamble Hygiene & Health Care
Ltd. 9,295 1,249,734
Tata Consumer Products Ltd. 405,452 2,080,590
United Breweries Ltd. 64,435 885,617
United Spirits Ltd.
(a)
270,317 2,120,541
Total 36,234,255
Total Common Stocks
(Cost: $63,503,832) 71,887,036
Money Market Funds - 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.064%
(c)
92,280 92,280
Total Money Market Funds
(Cost: $92,280) 92,280
Total Investments in Securities
(Cost: $63,596,112) 71,979,316
Other Assets & Liabilities, Net 92,930
Net Assets 72,072,246
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $3,614,575, which represents 5.02% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.